Operating revenue (Tables)	12 Months Ended
Dec. 31, 2017
Operating Revenue Tables
Schedule of service rendered and by region

The Company tracks its segmented gross revenue information by type of service rendered and by region, as follows:

By type of service rendered

	Year ended December 31, 2017	Percentage	Year ended December 31, 2016	Percentage	Year on Year Variation
Domestic
Passenger	$1,900,627	42%	$1,752,001	42%	$148,626
Cargo and mail	279,666	6%	264,432	6%	15,234

	2,180,293	48%	2,016,433	48%	163,860

International
Passenger	1,649,533	37%	1,533,216	37%	116,317
Cargo and mail	271,313	6%	291,442	7%	(20,129)

	1,920,846	43%	1,824,658	44%	96,188

Other (1)	340,545	9%	297,247	8%	43,298

Total operating revenues	$4,441,684	100%	$4,138,338	100%	$303,346

	Year ended December 31, 2016	Percentage	Year ended December 31, 2015	Percentage	Year on Year Variation
Domestic
Passenger	$1,752,001	42%	$1,363,285	31%	$388,716
Cargo and mail	264,432	6%	234,362	5%	30,070

	2,016,433	48%	1,597,647	36%	418,786

International
Passenger	1,533,216	37%	2,094,732	48%	(561,516)
Cargo and mail	291,442	7%	390,163	9%	(98,721)

	1,824,658	44%	2,484,895	57%	(660,237)

Other (1)	297,247	8%	278,799	7%	18,448

Total operating revenues	$4,138,338	100%	$4,361,341	100%	$(223,003)

(1)	Other operating revenue

Other operating revenue for the years ended December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Frequent flyer program	$178,841	$154,245	$139,524
Ground operations (a)	20,172	21,053	19,545
Leases	22,232	28,295	30,144
Maintenance	11,639	7,696	8,963
Interline	1,900	3,859	1,831
Other (b)	105,769	82,099	78,792

	$340,553	$297,247	$278,799

(a)	Company provides services to other airlines at main hub airports.

(b)	Corresponds mainly to income from penalties, access to VIP rooms and additional services.